Related Party Transactions (Details) - ArgentinaMember	12 Months Ended
Jun. 30, 2019
Eduardo S. Elsztain [Member]
Statement Line Items [Line Items]
Date of Birth	1/26/1960
Position	General Manager
Current position since	1991
Daniel R. Elsztain [Member]
Statement Line Items [Line Items]
Date of Birth	12/22/1972
Position	Operating Manager
Current position since	2012
Arnaldo Jawerbaum [Member]
Statement Line Items [Line Items]
Date of Birth	8/13/1966
Position	Investment Manager
Current position since	2017
Matias I. Gaivironsky [Member]
Statement Line Items [Line Items]
Date of Birth	2/23/1976
Position	Administrative and Financial Manager
Current position since	2011
Sholem Lapidot [Member]
Statement Line Items [Line Items]
Date of Birth	10/22/1979	[1]
Position	General Manager	[1]
Current position since	2016
Gil Kotler [Member]
Statement Line Items [Line Items]
Date of Birth	10/4/1966	[1]
Position	Financial Manager	[1]
Current position since	2016
Aaron Kaufman [Member]
Statement Line Items [Line Items]
Date of Birth	3/3/1970
Position	Vice president and General Assessor
Current position since	2016

[1]	After the date of these financial statements, both have left their position in the Company.